Supplemental Consolidating Financial Information (Notes)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Consolidating Financial Information
Supplemental Consolidating Financial Information
In connection with the 7.875% Notes, certain of our domestic subsidiaries (the "Guarantor Subsidiaries"), fully, unconditionally, jointly, and severally guaranteed the payment obligations under the notes. The Guarantor Subsidiaries are 100% owned direct and indirect subsidiaries of Chiquita Brands L.L.C. ("CBLLC" or the "Co-Issuer"), who is 100% owned by CBII ("CBII" or the "Parent Company"). The following supplemental financial information sets forth, on a consolidating basis, the balance sheets, statements of income, statements of comprehensive income and statements of cash flows for CBII, for CBLLC, for the Guarantor Subsidiaries and for our other subsidiaries (the "Non-Guarantor Subsidiaries").
The supplemental condensed consolidating financial information has been prepared pursuant to the rules and regulations for condensed financial information and does not include disclosures included in annual financial statements. Investments in consolidated subsidiaries have been presented under the equity method of accounting. The principal eliminating entries eliminate investments in subsidiaries, intercompany balances and intercompany revenues and expenses. The condensed financial information may not necessarily be indicative of the results of operations or financial position had the guarantor or non-guarantor subsidiaries operated as independent entities.

Chiquita Brands International, Inc.
Condensed Consolidating Statement of Income
Year Ended December 31, 2014
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-issuer)	(Co-issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net sales	$—	$955,302	$1,214,555	$2,088,245	$(1,167,878)	$3,090,224
Cost of sales	—	921,895	1,070,671	1,910,031	(1,167,480)	2,735,117
Selling, general and administrative	32,909	17,716	84,120	83,316	—	218,061
Depreciation	—	4,553	25,539	21,206	—	51,298
Amortization	—	—	9,342	26	—	9,368
Equity in (earnings) losses of investees	(63,586)	(96,919)	4,214	(2,750)	156,291	(2,750)
Transaction Costs	51,266	—	—	—	—	51,266
Restructuring and relocation costs	460	—	—	—	—	460
Operating income (loss)	(21,049)	108,057	20,669	76,416	(156,689)	27,404
Interest income	—	3	33	2,679	—	2,715
Interest expense	(21,735)	(36,707)	(2,989)	(465)	—	(61,896)
Loss on debt extinguishment	—	(521)	—	—	—	(521)
Other income (expense), net	—	—	300	(10,206)	—	(9,906)
Intercompany interest and other	580	(7,246)	(274)	6,542	398	—
Income (loss) from continuing operations before income taxes	(42,204)	63,586	17,739	74,966	(156,291)	(42,204)
Income tax (expense) benefit	(20,332)	(43,182)	749	(19,704)	62,137	(20,332)
Net income (loss)	$(62,536)	$20,404	$18,488	$55,262	$(94,154)	$(62,536)

Chiquita Brands International, Inc.
Condensed Consolidating Statement of Comprehensive Income
Year Ended December 31, 2014
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-issuer)	(Co-issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net income (loss)	$(62,536)	$20,404	$18,488	$55,262	$(94,154)	$(62,536)
Unrealized foreign currency translation gains (losses)	—	—	—	16	—	16
Realized gains for foreign currency translation on business disposal reclassified into Other income (expense), net	—	—	—	163	—	163
Net other comprehensive income (loss) related to foreign currency translation	—	—	—	179	—	179

Unrealized gains (losses) on derivatives for the period	—	—	—	15,871	—	15,871
Derivative (gains) losses reclassified into Net sales	—	—	—	(7,391)	—	(7,391)
Derivative (gains) losses reclassified into Cost of sales	—	—	—	4,473	—	4,473
Net other comprehensive income (loss) related to derivatives	—	—	—	12,953	—	12,953

Actuarial gains (losses) for the period, net of tax	—	(4,719)		(3,901)	—	(8,620)
Pension cost amortization	—	410	—	779	—	1,189
Net other comprehensive income (loss) related to defined benefit pension and severance plans	—	(4,309)	—	(3,122)	—	(7,431)

Other comprehensive income (loss) of investments in subsidiaries	5,701	10,010	—	—	(15,711)	—

Comprehensive income (loss)	$(56,835)	$26,105	$18,488	$65,272	$(109,865)	$(56,835)

Chiquita Brands International, Inc.
Condensed Consolidating Statement of Income
Year Ended December 31, 2013
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-issuer)	(Co-issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net sales	$—	$789,846	$1,231,560	$1,981,726	$(945,650)	$3,057,482
Cost of sales	—	774,653	1,102,136	1,777,275	(945,636)	2,708,428
Selling, general and administrative	36,970	15,726	89,680	91,330	—	233,706
Depreciation	—	5,604	27,958	22,353	—	55,915
Amortization	—	—	9,342	24	—	9,366
Equity in (earnings) losses of investees	(48,128)	(97,089)	(24)	(258)	145,241	(258)
Restructuring and relocation costs	(15)	353	145	(3)	—	480
Operating income (loss)	11,173	90,599	2,323	91,005	(145,255)	49,845
Interest income	—	17	171	2,668	—	2,856
Interest expense	(22,563)	(36,913)	(1,630)	(38)	—	(61,144)
Loss on debt extinguishment	(843)	(5,432)	—	—	—	(6,275)
Other income (expense), net	1,037	(143)	180	2,434	14	3,522
Income (loss) from continuing operations before income taxes	(11,196)	48,128	1,044	96,069	(145,241)	(11,196)
Income tax (expense) benefit	(4,619)	19,461	(1,240)	(7,619)	(10,602)	(4,619)
Net income (loss)	$(15,815)	$67,589	$(196)	$88,450	$(155,843)	$(15,815)

Chiquita Brands International, Inc.
Condensed Consolidating Statement of Comprehensive Income
Year Ended December 31, 2013
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-issuer)	(Co-issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net income (loss)	$(15,815)	$67,589	$(196)	$88,450	$(155,843)	$(15,815)
Other comprehensive income (loss), net of tax where applicable:
Unrealized foreign currency translation gains (losses)	—	—	—	(349)	—	(349)

Change in fair value of available-for-sale investment	157	—	—	—	—	157
Realized gains of available-for-sale investment reclassified into Other income (expense), net	(561)	—	—	—	—	(561)
Net other comprehensive income (loss) related to available-for-sale investment	(404)	—	—	—	—	(404)

Unrealized gains (losses) on derivatives for the period	—	—	—	(11,111)	—	(11,111)
Derivative (gains) losses reclassified into Net Sales	—	—	—	29,858	—	29,858
Derivative (gains) losses reclassified into Cost of sales	—	—	—	(7,839)	—	(7,839)
Net other comprehensive income (loss) related to derivatives	—	—	—	10,908	—	10,908

Actuarial gains (losses) for the period, net of tax	—	5,697	—	(2,467)	—	3,230
Pension cost amortization	—	496	—	861	—	1,357
Net other comprehensive income (loss) related to defined benefit pension and severance plans	—	6,193	—	(1,606)	—	4,587

Other comprehensive income (loss) of investments in subsidiaries	15,146	8,953	—	—	(24,099)	—

Comprehensive income (loss)	$(1,073)	$82,735	$(196)	$97,403	$(179,942)	$(1,073)

Chiquita Brands International, Inc.
Condensed Consolidating Statement of Income
Year Ended December 31, 2012
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-issuer)	(Co-issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net sales	$—	$707,939	$1,248,854	$1,987,888	$(866,344)	$3,078,337
Cost of sales	521	657,836	1,109,273	1,842,302	(866,892)	2,743,040
Selling, general and administrative	41,335	26,146	96,137	111,613	—	275,231
Depreciation	—	3,998	28,678	21,060	—	53,736
Amortization	—	—	9,394	24	—	9,418
Equity in (earnings) losses of investees and subsidiaries	220,010	215,479	(929)	33,433	(434,560)	33,433
Restructuring and relocation costs	11,065	6,391	13,182	4,791	—	35,429
Goodwill and trademark impairment	—	—	180,105	1,779	—	181,884
Operating income (loss)	(272,931)	(201,911)	(186,986)	(27,114)	435,108	(253,834)
Interest income	—	24	198	2,909	—	3,131
Interest expense	(27,167)	(17,813)	(80)	(239)	—	(45,299)
Loss on debt extinguishment	—	—	—	—	—	—
Other income (expense), net	320	(310)	1,028	(2,283)	(548)	(1,793)
Income (loss) from continuing operations before income taxes	(299,778)	(220,010)	(185,840)	(26,727)	434,560	(297,795)
Income tax (expense) benefit	(105,239)	(3,604)	17,855	(17,553)	3,302	(105,239)
Income (loss) from continuing operations	(405,017)	(223,614)	(167,985)	(44,280)	437,862	(403,034)
Loss from discontinued operations, net of income taxes	—	—	—	(1,983)	—	(1,983)
Net income (loss)	$(405,017)	$(223,614)	$(167,985)	$(46,263)	$437,862	$(405,017)

Chiquita Brands International, Inc.
Condensed Consolidating Statement of Comprehensive Income
Year Ended December 31, 2012
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-issuer)	(Co-issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net income (loss)	$(405,017)	$(223,614)	$(167,985)	$(46,263)	$437,862	$(405,017)
Other comprehensive income (loss), net of tax where applicable:
Unrealized foreign currency translation gains (losses)	—	—	—	(194)	—	(194)

Change in fair value of available-for-sale investment	1,944	—	—	—	—	1,944
Realized gains of available-for-sale investment reclassified into Other income (expense), net	(722)	—	—	—	—	(722)
Net other comprehensive income (loss) related to available-for-sale investment	1,222	—	—	—	—	1,222

Unrealized gains (losses) on derivatives for the period	—	—	—	(16,928)	—	(16,928)
Derivative (gains) losses reclassified into Net Sales	—	—	—	(1,240)	—	(1,240)
Derivative (gains) losses reclassified into Cost of sales	—	—	—	(16,053)	—	(16,053)
Net other comprehensive income (loss) related to derivatives	—	—	—	(34,221)	—	(34,221)

Actuarial gains (losses) for the period, net of tax	—	(898)	—	1,087	—	189
Pension cost amortization	—	374	—	415	—	789
Net other comprehensive income (loss) related to defined benefit pension and severance plans	—	(524)	—	1,502	—	978

Other comprehensive income (loss) of investments in subsidiaries	(33,437)	(32,913)	—	—	66,350	—

Comprehensive income (loss)	$(437,232)	$(257,051)	$(167,985)	$(79,176)	$504,212	$(437,232)

Chiquita Brands International, Inc.
Condensed Consolidating Balance Sheet
December 31, 2014
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-Issuer)	(Co-issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and equivalents	$—	$13,707	$—	$34,453	$—	$48,160
Trade receivables, less allowances	—	49,844	47,579	119,997	—	217,420
Other receivables, net	—	4,383	3,302	59,335	(210)	66,810
Inventories	—	9,657	34,331	153,319	—	197,307
Prepaid expenses	209	5,555	8,193	24,861	—	38,818
Other current assets	—	10,070	11,506	503	(7,530)	14,549
Total current assets	209	93,216	104,911	392,468	(7,740)	583,064
Property, plant and equipment, net	—	15,680	194,362	186,987	—	397,029
Investments and other assets, net	22,032	11,209	4,372	79,150	(6,543)	110,220
Trademarks	—	208,085	38,500	179,500	—	426,085
Goodwill	—	—	18,095	—	—	18,095
Other intangible assets, net	—	—	77,511	34	—	77,545
Investments in and accounts with subsidiaries	1,431,037	1,165,799	1,572	—	(2,598,408)	—
Due from affiliates	$84,298	$2,377,190	$1,537,915	$626,343	$(4,625,746)	$—
Total assets	$1,537,576	$3,871,179	$1,977,238	$1,464,482	$(7,238,437)	$1,612,038

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Current portion of long-term debt and capital lease obligations	$—	$1,500	$1,674	$1,529	$—	$4,703
Accounts payable	6,795	7,672	86,010	122,809	—	223,286
Accrued liabilities	31,752	24,308	54,199	48,436	(7,740)	150,955
Total current liabilities	38,547	33,480	141,883	172,774	(7,740)	378,944
Long-term debt and capital lease obligations, net of current portion	176,431	415,858	39,945	5,284	—	637,518
Accrued pension and other employee benefits	14,637	6,549	—	68,195	—	89,381
Deferred tax liabilities	—	83,188	27,720	—	(6,543)	104,365
Due to affiliates	981,225	1,893,148	1,346,665	404,708	(4,625,746)	—
Other liabilities	3,402	7,919	21,979	45,196	—	78,496
Total liabilities	1,214,242	2,440,142	1,578,192	696,157	(4,640,029)	1,288,704
Commitments and contingencies
Total shareholders' equity	323,334	1,431,037	399,046	768,325	(2,598,408)	323,334
Total liabilities and shareholders' equity	$1,537,576	$3,871,179	$1,977,238	$1,464,482	$(7,238,437)	$1,612,038

Chiquita Brands International, Inc.
Condensed Consolidating Balance Sheet
December 31, 2013
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-Issuer)	(Co-issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and equivalents	$—	$15,851	$—	$38,166	$—	$54,017
Trade receivables, less allowances	—	49,325	51,189	151,554	—	252,068
Other receivables, net	1,061	402	5,140	49,670	—	56,273
Inventories	—	15,567	34,831	160,166	—	210,564
Prepaid expenses	1,024	3,661	11,040	34,008	—	49,733
Due from affiliates	68,194	2,060,284	1,270,479	490,208	(3,889,165)	—
Other current assets	—	2,751	12,753	—	(8,964)	6,540
Total current assets	70,279	2,147,841	1,385,432	923,772	(3,898,129)	629,195
Property, plant and equipment, net	—	20,258	201,346	169,169	—	390,773
Investments and other assets, net	15,445	19,548	3,644	75,218	(5,778)	108,077
Trademarks	—	208,085	38,500	179,500	—	426,085
Goodwill	—	—	18,095	—	—	18,095
Other intangible assets, net	—	—	86,853	60	—	86,913
Investments in and accounts with subsidiaries	1,402,089	1,073,711	3,186	—	(2,478,986)	—
Total assets	$1,487,813	$3,469,443	$1,737,056	$1,347,719	$(6,382,893)	$1,659,138

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Current portion of long-term debt and capital lease obligations	$—	$1,500	$726	$45	$—	$2,271
Accounts payable	1,126	8,150	89,352	149,645	—	248,273
Accrued liabilities	27,547	36,384	57,984	45,083	(8,964)	158,034
Due to affiliates	903,865	1,517,129	1,122,258	345,913	(3,889,165)	—
Total current liabilities	932,538	1,563,163	1,270,320	540,686	(3,898,129)	408,578
Long-term debt and capital lease obligations, net of current portion	164,050	427,049	38,147	107	—	629,353
Accrued pension and other employee benefits	15,223	2,818	—	59,025	—	77,066
Deferred gain - sale of shipping fleet	—	—	—	6,290	—	6,290
Deferred tax liabilities	115	66,142	42,539	661	(5,778)	103,679
Other liabilities	1,449	8,182	8,885	41,218	—	59,734
Total liabilities	1,113,375	2,067,354	1,359,891	647,987	(3,903,907)	1,284,700
Commitments and contingencies
Total shareholders' equity	374,438	1,402,089	377,165	699,732	(2,478,986)	374,438
Total liabilities and shareholders' equity	$1,487,813	$3,469,443	$1,737,056	$1,347,719	$(6,382,893)	$1,659,138

Chiquita Brands International, Inc.
Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2014
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-Issuer)	(Co-Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Cash provided (used) by:
Operating cash flow	$—	$17,908	$9,028	$26,865	$—	$53,801

Capital expenditures	—	(3,403)	(13,289)	(32,959)	—	(49,651)
Net proceeds from sale of:
Equity method investments	—	—	—	3,671	—	3,671
Other long-term assets	—	—	1,219	1,685	—	2,904
Investing activity with subsidiaries	—	(4,583)	(570)	—	5,153	—
Other, net	—	—	—	(3,685)	—	(3,685)
Investing cash flow	—	(7,986)	(12,640)	(31,288)	5,153	(46,761)

Repayments of long-term debt and capital lease obligations	—	(11,500)	(831)	—	—	(12,331)
Borrowings under the 2013 ABL Revolver	—	24,000	—	—	—	24,000
Repayments of the 2013 ABL Revolver	—	(24,000)	—	—	—	(24,000)
Payments for debt modification and issuance costs	—	(266)	—	—	—	(266)
Payments of debt extinguishment costs	—	(300)	—	—	—	(300)
Financing activity with subsidiaries	—	—	4,443	710	(5,153)	—
Financing cash flow	—	(12,066)	3,612	710	(5,153)	(12,897)
Increase (decrease) in cash and equivalents	—	(2,144)	—	(3,713)	—	(5,857)
Cash and equivalents, beginning of period	—	15,851	—	38,166	—	54,017
Cash and equivalents, end of period	$—	$13,707	$—	$34,453	$—	$48,160

Chiquita Brands International, Inc.
Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2013
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-Issuer)	(Co-Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Cash provided (used) by:
Operating cash flow	$(4,420)	$49,260	$3,698	$42,941	$—	$91,479

Capital expenditures	—	(3,673)	(19,167)	(26,214)	—	(49,054)
Contribution to equity method investment	—	—	—	(18,422)	—	(18,422)
Net proceeds from sale of:
Equity method investments	—	—	—	3,396	—	3,396
Other long-term assets	1,819	—	7,645	313	—	9,777
Investing activity with subsidiaries	—	—	8,027	—	(8,027)	—
Other, net	—	—	—	3,541	—	3,541
Investing cash flow	1,819	(3,673)	(3,495)	(37,386)	(8,027)	(50,762)

Issuances of long-term debt	—	429,415	—	—	—	429,415
Repayments of long-term debt and capital lease obligations	—	(412,901)	(203)	(86)	—	(413,190)
Borrowings under the 2013 ABL Revolver	—	36,590	—	—	—	36,590
Repayments of the 2013 ABL Revolver	—	(36,590)	—	—	—	(36,590)
Repayments of the Credit Facility Revolver	—	(40,000)	—	—	—	(40,000)
Payments for debt modification and issuance costs	—	(13,951)	—	—	—	(13,951)
Financing activity with subsidiaries	—	(5,003)	—	(3,024)	8,027	—
Financing cash flow	—	(42,440)	(203)	(3,110)	8,027	(37,726)
Increase (decrease) in cash and equivalents	(2,601)	3,147	—	2,445	—	2,991
Cash and equivalents, beginning of period	2,601	12,704	—	35,721	—	51,026
Cash and equivalents, end of period	$—	$15,851	$—	$38,166	$—	$54,017

Chiquita Brands International, Inc.
Condensed Consolidating Statement of Cash Flow
Year Ended December 31, 2012
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-Issuer)	(Co-Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Cash provided (used) by:
Operating cash flow	$—	$(12,756)	$25,134	$20,199	$—	$32,577

Capital expenditures	—	(6,888)	(19,728)	(26,824)	—	(53,440)
Net proceeds from sale of:
Equity method investments	—	—	—	3,142	—	3,142
Other long-term assets	2,601	—	1,341	1,051	—	4,993
Investing activity with subsidiaries	—	—	(6,710)	—	6,710	—
Other, net	—	—	—	(2,334)	—	(2,334)
Investing cash flow	2,601	(6,888)	(25,097)	(24,965)	6,710	(47,639)

Repayments of long-term debt and capital lease obligations	—	(16,500)	(37)	(231)	—	(16,768)
Payments for debt modification and issuance costs	—	(2,405)	—	—	—	(2,405)
Borrowings under the Credit Facility Revolver	—	70,000	—	—	—	70,000
Repayments of the Credit Facility Revolver	—	(30,000)	—	—	—	(30,000)
Financing activity with subsidiaries	—	2,481	—	4,229	(6,710)	—
Financing cash flow	—	23,576	(37)	3,998	(6,710)	20,827
Increase (decrease) in cash and equivalents	2,601	3,932	—	(768)	—	5,765
Cash and equivalents, beginning of period	—	8,772	—	36,489	—	45,261
Cash and equivalents, end of period	$2,601	$12,704	$—	$35,721	$—	$51,026